Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Oct. 31, 2016	Oct. 31, 2015
Property, Plant and Equipment [Abstract]
Computers and software	$ 61	$ 61
Furniture and equipment	78	78
Total property and equipment, gross	139	139
Accumulated depreciation	(121)	(94)
Total property and equipment, net	$ 18	$ 45